Balance Sheets (Parenthetical)	Dec. 31, 2025 $ / shares shares	Oct. 02, 2025 $ / shares	Jul. 31, 2025 $ / shares shares	Jul. 31, 2025 RM / shares shares	Dec. 31, 2024 $ / shares shares	Jul. 31, 2024 $ / shares shares	Jul. 31, 2024 RM / shares shares	Jan. 08, 2024 $ / shares	Jul. 31, 2023 shares
Common stock, par value | $ / shares			$ 0.001			$ 0.001
Common stock, shares authorized			50,000,000	50,000,000		50,000,000	50,000,000
Common stock, shares issued			1	1		1	1
Common stock, shares outstanding			1	1		1	1
Titan Pharmaceuticals Inc [Member]
Preferred stock, par value | $ / shares					$ 0.001
Preferred shares, shares authorized					5,000,000
Preferred stock, shares issued					950,000
Preferred shares, shares outstanding					950,000
Common stock, par value | $ / shares	$ 0.001	$ 0.0001			$ 0.001			$ 0.001
Common stock, shares authorized	1,000				225,000,000
Common stock, shares issued	1,000				914,234
Common stock, shares outstanding	1,000				914,234
TALENTEC SDN. BHD. [Member]
Common stock, par value | (per share)			$ 0.36	RM 1		$ 0.36	RM 1
Common stock, shares authorized			580,000	580,000		580,000	580,000
Common stock, shares outstanding						580,000	580,000		500,000